Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Note 10. Income Taxes

The Company has estimated net operating losses for the years ended December 31, 2013 and 2012 of $3,478,175 and $2,999,658, respectively, available to offset taxable income in future years.

The Company is subject to Singapore income taxes at a rate of 17 percent, Belgium income taxes at a rate of 34 percent, and US taxes at a rate of 34 percent, for a weighted average of 30 and 29 percent, respectively. The reconciliation of the provision for income taxes at the weighted average rate compared to the Company’s income tax expense as reported is as follows:

	2013 $	2012 $

Net loss	(3,710,289)	(4,083,053)
Tax adjustments	253,944	1,083,395
	(3,456,345)	(2,999,658)

Tax rate	30%	29%

Income tax recovery at statutory rate	(1,044,766)	(873,550)

Valuation allowance	1,044,766	873,550

Provision for income taxes	–	–

The significant components of deferred income taxes and assets as at December 31, 2013 are as follows:

	2013 $	2012 $

Net operating losses carried forward	2,466,484	1,583,092

Valuation allowance	(2,466,484)	(1,583,092)

Net deferred income tax asset	–	–